UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-22154

Columbia ETF Trust
(Exact name of registrant as specified in charter)

50606 Ameriprise Financial Center Minneapolis, MN		55474
(Address of principal executive offices)		(Zip code)

Christopher O. Petersen, Esq. c/o Columbia Management Investment Advisers, LLC 225 Franklin Street Boston, MA 02110
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(800) 345-6611

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2014

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5).  The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.   Schedule of Investments.

Portfolio of Investments

Columbia Large Cap Growth ETF

July 31, 2014 (Unaudited)

Issuer	Shares	Value ($)
Common Stocks 98.6%
Consumer Discretionary 16.1%
Auto Components 1.9%
Dana Holding Corp.	410	9,176
Delphi Automotive PLC	330	22,044
Tenneco, Inc.*	105	6,688
Total Auto Components		37,908

Hotels, Restaurants & Leisure 2.4%
Starwood Hotels & Resorts Worldwide, Inc.	640	49,178

Internet & Catalog Retail 2.0%
Amazon.com, Inc.*	89	27,856
Priceline Group, Inc. (The)*	10	12,424
Total Internet & Catalog Retail		40,280

Media 4.0%
Comcast Corp. Class A	660	35,462
DISH Network Corp. Class A*	366	22,641
Time Warner Cable, Inc.	95	13,784
Twenty-First Century Fox, Inc. Class A	345	10,930
Total Media		82,817

Multiline Retail 0.5%
Dillard’s, Inc. Class A	81	9,657

Specialty Retail 2.2%
Home Depot, Inc. (The)	193	15,604
Lowe’s Cos., Inc.	595	28,471
Total Specialty Retail		44,075

Textiles, Apparel & Luxury Goods 3.1%
Hanesbrands, Inc.	213	20,812
NIKE, Inc. Class B	170	13,112
VF Corp.	494	30,268
Total Textiles, Apparel & Luxury Goods		64,192
Total Consumer Discretionary		328,107

Consumer Staples 7.8%
Beverages 2.5%
Anheuser-Busch InBev NV(a)	123	13,281
Coca-Cola Co. (The)	438	17,209
Coca-Cola Enterprises, Inc.	468	21,271
Total Beverages		51,761

Food & Staples Retailing 1.0%
Walgreen Co.	300	20,631

Food Products 3.6%
Archer-Daniels-Midland Co.	564	26,170
Hain Celestial Group, Inc. (The)*	100	8,550
Mead Johnson Nutrition Co.	300	27,432
WhiteWave Foods Co. (The)*	393	11,707
Total Food Products		73,859

Personal Products 0.7%
Estee Lauder Cos., Inc. (The) Class A	188	13,811
Total Consumer Staples		160,062

Energy 5.9%
Energy Equipment & Services 3.6%
Halliburton Co.	300	20,697
Schlumberger Ltd.	496	53,762
Total Energy Equipment & Services		74,459

Oil, Gas & Consumable Fuels 2.3%
Anadarko Petroleum Corp.	205	21,904
EOG Resources, Inc.	135	14,774
Exxon Mobil Corp.	103	10,191
Total Oil, Gas & Consumable Fuels		46,869
Total Energy		121,328

Financials 4.4%
Banks 1.2%
Fifth Third Bancorp	447	9,155
Wells Fargo & Co.	320	16,288
Total Banks		25,443

Capital Markets 2.8%
BlackRock, Inc.	53	16,151
Goldman Sachs Group, Inc. (The)	70	12,101
Invesco Ltd.	400	15,052
TD Ameritrade Holding Corp.	420	13,490
Total Capital Markets		56,794

Insurance 0.4%
Lincoln National Corp.	136	7,125
Total Financials		89,362

Health Care 17.3%
Biotechnology 7.5%
Alkermes PLC*	167	7,141
Amgen, Inc.	114	14,522
Biogen Idec, Inc.*	70	23,407
Celgene Corp.*	354	30,851
Cubist Pharmaceuticals, Inc.*	218	13,276
Gilead Sciences, Inc.*	369	33,782
Pharmacyclics, Inc.*	118	14,212
Vertex Pharmaceuticals, Inc.*	176	15,648
Total Biotechnology		152,839

Health Care Equipment & Supplies 4.2%
Abbott Laboratories	69	2,906
Covidien PLC	230	19,897
Medtronic, Inc.	337	20,806
St. Jude Medical, Inc.	324	21,122
Zimmer Holdings, Inc.	218	21,815
Total Health Care Equipment & Supplies		86,546

Health Care Providers & Services 1.5%
McKesson Corp.	158	30,314

Life Sciences Tools & Services 1.2%
Thermo Fisher Scientific, Inc.	205	24,908

Issuer	Shares	Value ($)
Common Stocks (continued)
Pharmaceuticals 2.9%
AbbVie, Inc.	193	10,102
Actavis PLC*	122	26,140
Johnson & Johnson	220	22,020
Total Pharmaceuticals		58,262
Total Health Care		352,869

Industrials 13.5%
Aerospace & Defense 4.4%
Boeing Co. (The)	160	19,277
Honeywell International, Inc.	308	28,284
Precision Castparts Corp.	21	4,805
Raytheon Co.	398	36,126
Total Aerospace & Defense		88,492

Air Freight & Logistics 0.7%
FedEx Corp.	98	14,394

Airlines 0.5%
American Airlines Group, Inc.	250	9,712

Commercial Services & Supplies 1.3%
Tyco International Ltd.	625	26,969

Electrical Equipment 1.1%
Rockwell Automation, Inc.	200	22,332

Machinery 3.1%
Ingersoll-Rand PLC	300	17,637
Pall Corp.	262	20,297
Snap-on, Inc.	123	14,785
Trinity Industries, Inc.	260	11,346
Total Machinery		64,065

Professional Services 1.1%
Nielsen NV	489	22,548

Road & Rail 1.3%
Union Pacific Corp.	270	26,544
Total Industrials		275,056

Information Technology 28.9%
Communications Equipment 1.9%
Cisco Systems, Inc.	293	7,392
QUALCOMM, Inc.	413	30,438
Total Communications Equipment		37,830

Electronic Equipment, Instruments & Components 0.6%
Sanmina Corp.*	489	11,389

Internet Software & Services 5.1%
Facebook, Inc. Class A*	475	34,509
Google, Inc. Class A*	61	35,353
Google, Inc. Class C*	61	34,868
Total Internet Software & Services		104,730

IT Services 2.1%
International Business Machines Corp.	62	11,883
Visa, Inc. Class A	151	31,862
Total IT Services		43,745

Semiconductors & Semiconductor Equipment 4.3%
Avago Technologies Ltd.	280	19,426
Broadcom Corp. Class A	470	17,982
KLA-Tencor Corp.	280	20,017
NXP Semiconductors NV*	336	20,950
Xilinx, Inc.	239	9,830
Total Semiconductors & Semiconductor Equipment		88,205

Software 7.7%
Electronic Arts, Inc.*	780	26,208
Microsoft Corp.	1,184	51,101
Red Hat, Inc.*	290	16,855
salesforce.com, inc.*	583	31,628
ServiceNow, Inc.*	142	8,350
VMware, Inc. Class A*	237	23,548
Total Software		157,690

Technology Hardware, Storage & Peripherals 7.2%
Apple, Inc.	1,304	124,623
EMC Corp.	769	22,532
Total Technology Hardware, Storage & Peripherals		147,155
Total Information Technology		590,744

Materials 2.7%
Chemicals 2.7%
Celanese Corp. Series A	276	16,066
Monsanto Co.	240	27,141
PPG Industries, Inc.	60	11,902
Total Chemicals		55,109
Total Materials		55,109

Telecommunication Services 2.0%
Diversified Telecommunication Services 2.0%
Verizon Communications, Inc.	813	40,991
Total Telecommunication Services		40,991
Total Common Stocks (Cost $1,575,482)		2,013,628

	Shares	Value ($)
Short Term Investment 1.9%
Money Market Fund 1.9%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%† (Cost $40,034)	40,034	40,034
Total Investments 100.5% (Cost $1,615,516)		2,053,662
Liabilities in Excess of Other Assets (0.5)%		(11,072)
Net Assets 100.0%		2,042,590

*	Non-income producing security.
(a)	American Depositary Receipts.
†	Represents average annualized seven-day yield as of July 31, 2014.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$2,013,628	$—	$—	$2,013,628
Money Market Fund	40,034	—	—	40,034
Total	$2,053,662	$—	$—	$2,053,662

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Portfolio of Investments

Columbia Select Large Cap Growth ETF

July 31, 2014 (Unaudited)

Issuer	Shares	Value ($)
Common Stocks 99.9%
Consumer Discretionary 21.8%
Automobiles 2.0%
Tesla Motors, Inc.*	1,184	264,387

Internet & Catalog Retail 9.2%
Amazon.com, Inc.*	1,771	554,305
Priceline Group, Inc. (The)*	537	667,196
Total Internet & Catalog Retail		1,221,501

Media 2.6%
Discovery Communications, Inc. Class A*	4,099	349,276

Specialty Retail 5.2%
TJX Cos., Inc. (The)	9,100	484,939
Tractor Supply Co.	3,450	214,486
Total Specialty Retail		699,425

Textiles, Apparel & Luxury Goods 2.8%
Michael Kors Holdings Ltd.*	4,636	377,741
Total Consumer Discretionary		2,912,330

Energy 5.4%
Energy Equipment & Services 2.9%
FMC Technologies, Inc.*	6,303	383,223

Oil, Gas & Consumable Fuels 2.5%
Cabot Oil & Gas Corp.	10,255	337,902
Total Energy		721,125

Health Care 25.6%
Biotechnology 19.3%
Alexion Pharmaceuticals, Inc.*	1,371	217,975
Biogen Idec, Inc.*	1,537	513,958
Celgene Corp.*	5,794	504,947
Gilead Sciences, Inc.*	4,855	444,475
Pharmacyclics, Inc.*	4,008	482,724
Vertex Pharmaceuticals, Inc.*	4,552	404,718
Total Biotechnology		2,568,797

Life Sciences Tools & Services 2.6%
Illumina, Inc.*	2,217	354,521

Pharmaceuticals 3.7%
Bristol-Myers Squibb Co.	9,681	490,052
Total Health Care		3,413,370

Industrials 6.3%
Aerospace & Defense 3.8%
Precision Castparts Corp.	2,227	509,538

Trading Companies & Distributors 2.5%
Fastenal Co.	7,441	330,008
Total Industrials		839,546

Information Technology 37.4%
Internet Software & Services 12.8%
Baidu, Inc.*(a)	1,944	420,001
Facebook, Inc. Class A*	6,669	484,503
Google, Inc. Class A*	416	241,093
Google, Inc. Class C*	416	237,786
Linkedin Corp. Class A*	1,774	320,455
Total Internet Software & Services		1,703,838

IT Services 7.9%
Cognizant Technology Solutions Corp. Class A*	9,217	452,094
Visa, Inc. Class A	2,841	599,479
Total IT Services		1,051,573

Semiconductors & Semiconductor Equipment 2.1%
ARM Holdings PLC(a)	6,678	285,551

Software 14.6%
Red Hat, Inc.*	9,559	555,569
salesforce.com, inc.*	11,170	605,973
Splunk, Inc.*	5,570	261,901
VMware, Inc. Class A*	5,210	517,666
Total Software		1,941,109
Total Information Technology		4,982,071

Materials 3.4%
Chemicals 3.4%
Monsanto Co.	3,990	451,229
Total Materials		451,229
Total Common Stocks (Cost $11,476,406)		13,319,671

Short Term Investment 0.2%
Money Market Fund 0.2%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%† (Cost $28,130)	28,130	28,130
Total Investments 100.1% (Cost $11,504,536)		13,347,801
Liabilities in Excess of Other Assets (0.1)%		(11,001)
Net Assets 100.0%		13,336,800

*	Non-income producing security.
(a)	American Depositary Receipts.
†	Represents average annualized seven-day yield as of July 31, 2014.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$13,319,671	$—	$—	$13,319,671
Money Market Fund	28,130	—	—	28,130
Total	$13,347,801	$—	$—	$13,347,801

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Portfolio of Investments

Columbia Select Large Cap Value ETF

July 31, 2014 (Unaudited)

Issuer	Shares	Value ($)
Common Stocks 99.8%
Consumer Discretionary 7.8%
Multiline Retail 1.8%
Nordstrom, Inc.	1,765	122,191

Specialty Retail 6.0%
Gap, Inc. (The)	5,404	216,755
Lowe’s Cos., Inc.	3,805	182,069
Total Specialty Retail		398,824
Total Consumer Discretionary		521,015

Consumer Staples 10.0%
Food & Staples Retailing 0.8%
Costco Wholesale Corp.	450	52,893

Food Products 2.9%
Tyson Foods, Inc. Class A	5,226	194,459

Tobacco 6.3%
Altria Group, Inc.	5,130	208,278
Philip Morris International, Inc.	2,570	210,766
Total Tobacco		419,044
Total Consumer Staples		666,396

Energy 17.2%
Oil, Gas & Consumable Fuels 17.2%
Anadarko Petroleum Corp.	2,785	297,577
Chevron Corp.	899	116,187
ConocoPhillips	2,775	228,938
Marathon Oil Corp.	2,730	105,788
Marathon Petroleum Corp.	1,605	133,985
Valero Energy Corp.	3,251	165,151
Williams Cos., Inc. (The)	1,680	95,138
Total Oil, Gas & Consumable Fuels		1,142,764
Total Energy		1,142,764

Financials 25.4%
Banks 15.1%
Bank of America Corp.	13,774	210,054
Citigroup, Inc.	6,150	300,797
JPMorgan Chase & Co.	3,675	211,937
Wells Fargo & Co.	5,590	284,531
Total Banks		1,007,319

Capital Markets 2.5%
Morgan Stanley	5,060	163,640

Insurance 7.8%
MetLife, Inc.	3,163	166,374
Prudential Financial, Inc.	1,759	152,980
Unum Group	5,800	199,114
Total Insurance		518,468
Total Financials		1,689,427

Health Care 7.4%
Health Care Equipment & Supplies 1.4%
Baxter International, Inc.	1,255	93,736

Health Care Providers & Services 2.6%
Humana, Inc.	1,453	170,945

Pharmaceuticals 3.4%
Bristol-Myers Squibb Co.	4,440	224,753
Total Health Care		489,434

Industrials 9.8%
Aerospace & Defense 5.9%
General Dynamics Corp.	1,036	120,974
Honeywell International, Inc.	1,390	127,644
United Technologies Corp.	1,382	145,317
Total Aerospace & Defense		393,935

Road & Rail 3.9%
CSX Corp.	3,490	104,421
Union Pacific Corp.	1,576	154,936
Total Road & Rail		259,357
Total Industrials		653,292

Information Technology 8.4%
Communications Equipment 2.6%
Juniper Networks, Inc.*	7,510	176,785

IT Services 2.3%
Teradata Corp.*	3,630	153,041

Semiconductors & Semiconductor Equipment 3.5%
Applied Materials, Inc.	11,104	232,740
Total Information Technology		562,566

Materials 6.5%
Chemicals 2.8%
E.I. du Pont de Nemours & Co.	2,855	183,605

Metals & Mining 3.7%
Freeport-McMoRan, Inc.	6,650	247,513
Total Materials		431,118

Telecommunication Services 4.2%
Diversified Telecommunication Services 4.2%
Verizon Communications, Inc.	5,555	280,083
Total Telecommunication Services		280,083

Utilities 3.1%
Independent Power and Renewable Electricity Producers 3.1%
AES Corp. (The)	14,095	205,928
Total Utilities		205,928
Total Common Stocks (Cost $5,294,755)		6,642,023

	Shares	Value ($)
Short Term Investment 0.2%
Money Market Fund 0.2%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%† (Cost $16,108)	16,108	16,108
Total Investments 100.0% (Cost $5,310,863)		6,658,131
Liabilities in Excess of Other Assets (0.0)%		(2,324)
Net Assets 100.0%		6,655,807

*	Non-income producing security.
†	Represents average annualized seven-day yield as of July 31, 2014.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Common Stocks	$6,642,023	$—	$—	$6,642,023
Money Market Fund	16,108	—	—	16,108
Total	$6,658,131	$—	$—	$6,658,131

See the Portfolio of Investments for all investment classifications not indicated in the table.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Portfolio of Investments

Columbia Core Bond ETF

July 31, 2014 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Corporate Bonds 38.2%
Aerospace & Defense 0.7%
L-3 Communications Corp.
3.950%, 11/15/16	20,000	21,186
Lockheed Martin Corp.
2.125%, 09/15/16	15,000	15,401
Total Aerospace & Defense		36,587

Banking 5.6%
Bank of America Corp.
6.400%, 08/28/17	40,000	45,391
Bank of America NA
0.511%, 06/15/16(a)	10,000	9,969
Citigroup, Inc.
4.500%, 01/14/22	10,000	10,776
6.125%, 11/21/17	40,000	45,420
Fifth Third Bancorp
0.651%, 12/20/16(a)	10,000	9,932
2.300%, 03/01/19	25,000	24,971
Goldman Sachs Group, Inc. (The)
5.250%, 07/27/21	10,000	11,156
6.000%, 06/15/20	30,000	34,730
HSBC Holdings PLC
5.100%, 04/05/21	10,000	11,321
JPMorgan Chase & Co.
5.150%, 10/01/15	25,000	26,231
6.400%, 05/15/38	10,000	12,667
KeyCorp
2.300%, 12/13/18	25,000	25,146
Morgan Stanley
4.750%, 03/22/17	10,000	10,823
Wells Fargo & Co.
1.250%, 02/13/15	10,000	10,042
Total Banking		288,575

Chemicals 0.7%
Eastman Chemical Co.
5.500%, 11/15/19	15,000	17,024
LYB International Finance BV
4.000%, 07/15/23	20,000	20,831
Total Chemicals		37,855

Construction Machinery 1.0%
Caterpillar Financial Services Corp.
0.467%, 02/26/16(a)	10,000	10,022
5.450%, 04/15/18	30,000	33,911
John Deere Capital Corp.
0.875%, 04/17/15	10,000	10,044
Total Construction Machinery		53,977

Diversified Manufacturing 0.5%
United Technologies Corp.
3.100%, 06/01/22	25,000	25,171

Electric 2.9%
Berkshire Hathaway Energy Co.
5.750%, 04/01/18	14,000	15,896
Duke Energy Ohio, Inc.
0.370%, 03/06/15(a)	10,000	10,005
Entergy Corp.
3.625%, 09/15/15	10,000	10,279
Entergy Gulf States Louisiana LLC
3.950%, 10/01/20	10,000	10,754
Exelon Generation Co. LLC
5.200%, 10/01/19	10,000	11,136
PPL Capital Funding, Inc.
3.400%, 06/01/23	10,000	9,957
PPL Energy Supply LLC
4.600%, 12/15/21	15,000	14,229
Sierra Pacific Power Co.
6.000%, 05/15/16	15,000	16,374
Southern California Edison Co.
0.681%, 09/15/14(a)	20,000	20,011
Southern Power Co.
4.875%, 07/15/15	30,000	31,230
Total Electric		149,871

Environmental 0.6%
Waste Management, Inc.
4.750%, 06/30/20	30,000	33,288

Food and Beverage 1.4%
Anheuser-Busch InBev Worldwide, Inc.
5.375%, 01/15/20	30,000	34,321
Campbell Soup Co.
3.800%, 08/02/42	2,000	1,715
ConAgra Foods, Inc.
3.200%, 01/25/23	25,000	24,345
PepsiCo, Inc.
0.437%, 02/26/16(a)	10,000	10,017
Total Food and Beverage		70,398

Foreign Agencies 0.5%
Petrobras International Finance Co.
5.875%, 03/01/18	15,000	16,230
Petroleos Mexicanos
5.500%, 06/27/44	10,000	10,323
Total Foreign Agencies		26,553

Gas Pipelines 2.3%
El Paso Corp.
6.500%, 09/15/20	20,000	22,082
El Paso Pipeline Partners Operating Co. LLC
4.300%, 05/01/24	15,000	14,999
5.000%, 10/01/21	10,000	10,852
Energy Transfer Partners LP
6.500%, 02/01/42	10,000	11,725
Kinder Morgan Energy Partners LP
3.500%, 03/01/21	10,000	10,035
NiSource Finance Corp.
5.250%, 02/15/43	10,000	10,816
5.800%, 02/01/42	15,000	17,078
TransCanada Pipelines Ltd.
3.800%, 10/01/20	10,000	10,622

Issuer	Principal Amount ($)	Value ($)
Transcontinental Gas Pipe Line Co. LLC
4.450%, 08/01/42	10,000	9,997
Total Gas Pipelines		118,206

Health Care 1.5%
Bio-Rad Laboratories, Inc.
4.875%, 12/15/20	30,000	31,998
Boston Scientific Corp.
6.250%, 11/15/15	15,000	16,007
McKesson Corp.
3.250%, 03/01/16	30,000	31,075
Total Health Care		79,080

Healthcare Insurance 0.4%
Aetna, Inc.
2.750%, 11/15/22	10,000	9,642
WellPoint, Inc.
3.300%, 01/15/23	10,000	9,901
Total Healthcare Insurance		19,543

Independent Energy 0.9%
Anadarko Petroleum Corp.
6.375%, 09/15/17	20,000	22,835
Encana Corp.
3.900%, 11/15/21	10,000	10,560
Nexen Energy ULC
5.875%, 03/10/35	10,000	11,436
Total Independent Energy		44,831

Integrated Energy 1.0%
Murphy Oil Corp.
5.125%, 12/01/42	10,000	9,741
Shell International Finance BV
3.100%, 06/28/15	10,000	10,255
Total Capital International SA
3.750%, 04/10/24	30,000	31,043
Total Integrated Energy		51,039

Life Insurance 2.4%
Genworth Holdings, Inc.
4.900%, 08/15/23	25,000	26,484
Hartford Financial Services Group, Inc. (The)
5.375%, 03/15/17	25,000	27,475
MetLife, Inc.
6.400%, 12/15/36	40,000	44,832
Prudential Financial, Inc.
4.500%, 11/16/21	15,000	16,394
6.625%, 06/21/40	5,000	6,430
Total Life Insurance		121,615

Media Cable 1.3%
Comcast Corp.
5.150%, 03/01/20	20,000	22,845
DIRECTV Holdings LLC
2.400%, 03/15/17	8,000	8,212
6.375%, 03/01/41	10,000	11,956
Time Warner Cable, Inc.
7.300%, 07/01/38	20,000	26,674
Total Media Cable		69,687

Media Non-Cable 0.3%
Reed Elsevier Capital, Inc.
3.125%, 10/15/22	15,000	14,679

Metals 1.2%
Alcoa, Inc.
5.400%, 04/15/21	15,000	16,044
6.750%, 07/15/18	5,000	5,675
Arcelormittal
6.000%, 03/01/21	5,000	5,187
Freeport-McMoRan, Inc.
3.100%, 03/15/20	10,000	10,058
Rio Tinto Finance USA PLC
1.125%, 03/20/15	15,000	15,069
Vale Overseas Ltd.
4.375%, 01/11/22	10,000	10,192
Total Metals		62,225

Non-Captive Consumer 0.2%
Discover Financial Services
6.450%, 06/12/17	10,000	11,283

Non-Captive Diversified 1.2%
General Electric Capital Corp.
2.150%, 01/09/15	10,000	10,081
2.300%, 04/27/17	10,000	10,301
4.375%, 09/16/20	40,000	43,689
Total Non-Captive Diversified		64,071

Oil Field Services 0.1%
Weatherford International Ltd.
5.125%, 09/15/20	5,000	5,543

Other Financial Institutions 0.4%
NYSE Euronext
2.000%, 10/05/17	20,000	20,262

Pharmaceuticals 0.6%
Teva Pharmaceutical Finance III LLC
3.000%, 06/15/15	30,000	30,634

Property & Casualty 1.3%
ACE INA Holdings, Inc.
5.700%, 02/15/17	30,000	33,332
Berkshire Hathaway, Inc.
1.900%, 01/31/17	10,000	10,207
Liberty Mutual Group, Inc.
4.950%, 05/01/22	20,000	21,730
Total Property & Casualty		65,269

Railroads 1.2%
Burlington Northern Santa Fe LLC
3.050%, 03/15/22	15,000	15,014
Canadian Pacific Railway Co.
6.500%, 05/15/18	10,000	11,587
CSX Corp.
7.375%, 02/01/19	30,000	36,449
Total Railroads		63,050

REITs 0.6%
Boston Properties LP
4.125%, 05/15/21	15,000	15,965

Issuer	Principal Amount ($)	Value ($)
Duke Realty LP
6.750%, 03/15/20	5,000	5,923
Simon Property Group LP
2.150%, 09/15/17	10,000	10,237
Total REITs		32,125

Restaurants 0.7%
McDonald’s Corp.
2.625%, 01/15/22	10,000	9,919
Yum! Brands, Inc.
3.875%, 11/01/23	25,000	25,244
Total Restaurants		35,163

Retailers 0.6%
AutoZone, Inc.
5.750%, 01/15/15	30,000	30,695

Supermarkets 0.1%
Safeway, Inc.
4.750%, 12/01/21	3,000	3,053

Supranational 0.5%
European Investment Bank
5.125%, 05/30/17	25,000	27,801

Technology 2.9%
Apple, Inc.
2.400%, 05/03/23	15,000	14,161
Cisco Systems, Inc.
2.125%, 03/01/19	5,000	5,013
4.450%, 01/15/20	30,000	33,046
Intel Corp.
3.300%, 10/01/21	25,000	25,746
Jabil Circuit, Inc.
7.750%, 07/15/16	30,000	33,300
Oracle Corp.
6.500%, 04/15/38	30,000	38,416
Total Technology		149,682

Transportation Services 0.2%
ERAC USA Finance LLC
5.625%, 03/15/42	10,000	11,312

Wireless 0.4%
American Tower Corp.
5.050%, 09/01/20	20,000	22,071

Wirelines 2.0%
AT&T, Inc.
1.700%, 06/01/17	10,000	10,109
5.800%, 02/15/19	30,000	34,635
Telecom Italia Capital SA
7.175%, 06/18/19	5,000	5,650
Verizon Communications, Inc.
3.650%, 09/14/18	30,000	31,983
6.350%, 04/01/19	20,000	23,477
Total Wirelines		105,854
Total Corporate Bonds (Cost $1,874,231)		1,981,048

U.S. Government & Agency Obligations 34.5%
Federal National Mortgage Association 17.3%
2.375%, 07/28/15	100,000	102,144
3.000%, 08/15/28(b)	125,000	128,867
3.500%, 01/25/24	28,538	29,719
3.500%, 08/15/28(b)	75,000	79,042
3.500%, 08/15/43(b)	100,000	101,886
4.000%, 03/01/26	24,044	25,729
4.000%, 08/15/28(b)	50,000	52,887
4.000%, 06/25/37	2,524	2,588
4.000%, 03/01/41	61,601	64,831
4.000%, 08/15/43(b)	50,000	52,569
4.500%, 02/01/22	9,187	9,710
4.500%, 08/01/39	94,910	103,049
4.500%, 03/01/41	32,443	34,982
4.500%, 03/01/41	15,017	16,345
5.000%, 03/01/24	2,663	2,887
5.000%, 10/01/39	31,550	34,826
5.500%, 04/01/38	16,426	18,186
6.000%, 09/01/39	18,337	20,622
6.500%, 09/01/38	14,565	16,269
Total Federal National Mortgage Association		897,138

Federal Home Loan Mortgage Corporation 8.6%
2.500%, 05/27/16	200,000	207,222
3.500%, 03/15/24	6,998	7,253
3.500%, 09/15/24	5,090	5,288
3.750%, 03/27/19	100,000	108,947
5.000%, 02/01/40	68,800	75,603
5.500%, 05/01/35	24,517	27,368
6.000%, 10/01/38	10,863	12,172
6.500%, 08/01/38	1,655	1,866
Total Federal Home Loan Mortgage Corporation		445,719

Government National Mortgage Association 8.6%
1.883%, 04/16/32	22,151	22,181
2.169%, 11/16/37	5,556	5,609
2.210%, 11/16/34	10,660	10,698
2.210%, 12/16/35	20,397	20,516
3.500%, 08/15/43(b)	50,000	51,495
4.000%, 08/15/43(b)	75,000	79,451
4.500%, 06/16/34	2,004	2,011
4.500%, 08/15/43(b)	175,000	189,640
5.000%, 02/15/40	23,005	25,283
5.500%, 08/15/43(b)	25,000	27,666
6.000%, 12/15/37	8,646	9,712
Total Government National Mortgage Association		444,262
Total U.S. Government & Agency Obligations (Cost $1,745,832)		1,787,119

U.S. Treasury Obligations 15.9%
U.S. Treasury Note 7.5%
0.250%, 02/15/15	75,000	75,073
2.125%, 01/31/21	135,000	134,747
2.250%, 07/31/21	35,000	35,027
7.500%, 11/15/24	100,000	145,063
Total U.S. Treasury Note		389,910

Issuer	Principal Amount ($)	Value ($)
U.S. Treasury Bond 6.8%
2.750%, 08/15/42	40,000	35,950
4.375%, 02/15/38	65,000	77,807
4.375%, 05/15/41	60,000	72,375
5.000%, 05/15/37	45,000	58,556
5.250%, 11/15/28	50,000	63,891
5.375%, 02/15/31	35,000	45,910
Total U.S. Treasury Bond		354,489

U.S. Treasury Inflation Indexed Note-1.6%
0.125%, 04/15/16	75,000	82,539
Total U.S. Treasury Obligations (Cost $799,611)		826,938

Asset-Backed Securities — Non-Agency 2.4%
BMW Vehicle Owner Trust
0.760%, 08/25/15	880	880
Hyundai Auto Receivables Trust
2.450%, 12/15/16	8,506	8,546
Resolution Funding Corp Principal Strip
0.000%, 10/15/19	25,000	22,436
Small Business Administration Participation Certificates
3.920%, 10/01/29	32,168	33,700
3.150%, 07/01/33	23,867	24,319
Smart Trust/Australia
0.840%, 09/14/16	13,000	13,019
Toyota Auto Receivables Owner Trust
0.750%, 02/16/16	5,392	5,400
Volkswagen Auto Loan Enhanced Trust
1.980%, 09/20/17	17,521	17,605
Total Asset-Backed Securities — Non-Agency (Cost $122,956)		125,905

Municipal Bonds 2.0%
California 0.6%
State of California
7.550%, 04/01/39	20,000	29,741

Illinois 0.9%
Metropolitan Water Reclamation District of Greater Chicago
5.720%, 12/01/38	30,000	35,927
State of Illinois
5.877%, 03/01/19	10,000	11,133
Total Illinois		47,060

Ohio 0.5%
Bowling Green State University
Revenue Bonds
5.080%, 06/01/18	20,000	21,840
JobsOhio Beverage System Series B
Revenue Bonds
3.235%, 01/01/23	5,000	4,833
Total Ohio		26,673
Total Municipal Bonds (Cost $91,517)		103,474

Mortgage-Backed Securities 1.4%
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.322%, 12/11/49(c)	25,000	27,093
Greenwich Capital Commercial Funding Corp.
5.444%, 03/10/39(c)	25,000	27,108
Wachovia Bank Commercial Mortgage Trust
5.280%, 12/15/44(a)(c)	18,000	18,800
Total Mortgage-Backed Securities (Cost $74,627)		73,001

Foreign Government Obligations 0.6%
Brazilian Government International Bond
7.875%, 03/07/15	10,000	10,430
Mexico Government International Bond
3.625%, 03/15/22	8,000	8,140
Turkey Government International Bond
6.875%, 03/17/36	10,000	11,938
Total Foreign Government Obligations (Cost $28,919)		30,508

	Shares	Value ($)
Short Term Investment 20.1%
Money Market Fund 20.1%
Dreyfus Treasury Prime Cash Management Institutional Shares 0.00%† (Cost $1,043,899)	1,043,899	1,043,899
Total Investments 115.1% (Cost $5,781,592)		5,971,892
Liabilities in Excess of Other Assets (15.1)%		(781,958)
Net Assets 100.0%		5,189,934

(a)	Variable rate security. The interest rate shown reflects the rate as of July 31, 2014.
(b)	Represents a security purchased on a when-issued or delayed delivery basis.
(c)

The maturity dates shown represent the original maturity of the underlying obligation. Actual maturity may vary based upon prepayment activity on these obligations. Unless otherwise noted, the coupon rates presented are fixed rates.

†	Represents average annualized seven-day yield as of July 31, 2014.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•            Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1investments.

•            Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).

•            Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Corporate Bonds	$—	$1,981,048	$—	$1,981,048
U.S. Government & Agency Obligations	—	1,787,119	—	1,787,119
U.S. Treasury Obligations	826,938	—	—	826,938
Asset-Backed Securities — Non-Agency	—	125,905	—	125,905
Municipal Bonds	—	103,474	—	103,474
Mortgage-Backed Securities	—	73,001	—	73,001
Foreign Government Obligations	—	30,508	—	30,508
Money Market Fund	1,043,899	—	—	1,043,899
Total	$1,870,837	$4,101,055	$—	$5,971,892

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

Portfolio of Investments

Columbia Intermediate Municipal Bond ETF

July 31, 2014 (Unaudited)

Issuer	Principal Amount ($)	Value ($)
Municipal Bonds 98.6%
Alaska 4.3%
Alaska Industrial Development & Export Authority Revolving Fund
Series A
Revenue Bonds
5.000%, 04/01/19	100,000	116,060
North Slope Borough of Alaska
Series A
5.000%, 06/30/17	100,000	112,395
Total Alaska		228,455

Arizona 2.2%
City of Scottsdale
5.000%, 07/01/24	100,000	117,488

California 18.2%
California Health Facilities Financing Authority Revenue Scripps Health
Series A
Revenue Bonds
5.000%, 11/15/24	100,000	114,712
California State Economic Recovery
Series A
5.000%, 07/01/22	100,000	108,451
California State Public Works Board
Series A
Revenue Bonds
5.000%, 09/01/31	100,000	113,559
California State Public Works Board Lease Revenue Department of Correction and Rehabilitation
Revenue Bonds
5.000%, 06/01/20	200,000	237,928
California Statewide Communities Development Authority
Series A
Revenue Bonds
5.000%, 10/01/28	100,000	110,214
San Diego Public Facilities Financing Authority Sewer Revenue
Series A
Revenue Bonds
5.000%, 05/15/24	150,000	174,138
State of California
5.000%, 02/01/27	100,000	114,323
Total California		973,325

Colorado 2.1%
Denver Colorado City & County Airport Revenue System
Series A
Revenue Bonds
5.000%, 11/15/23	100,000	109,523

Florida 5.3%
Citizens Property Insurance Corp.
Series A-1
Revenue Bonds
5.500%, 06/01/17	150,000	169,860
Orlando Utilities Commission Utility System Revenue
Series B
Revenue Bonds
5.000%, 10/01/23	100,000	114,389
Total Florida		284,249

Illinois 6.9%
City of Chicago Waterworks Revenue
Revenue Bonds
5.000%, 11/01/25	200,000	222,308
Illinois Finance Authority Revenue Swedish Covenant Hospital
Series A
Revenue Bonds
5.500%, 08/15/24	100,000	108,120
State of Illinois
5.250%, 02/01/31	35,000	36,845
Total Illinois		367,273

Indiana 2.0%
Indiana Health & Educational Facilities Financing Authority
Series B
Revenue Bonds
5.000%, 02/15/16	100,000	107,131

Maryland 4.3%
Maryland Health & Higher Educational Facilities Authority Revenue Carroll Hospital
Series A
Revenue Bonds
5.000%, 07/01/21	200,000	227,832

Massachusetts 2.1%
Commonwealth of Massachusetts Development Finance Agency Revenue College Holy Cross
Series B
Revenue Bonds
4.750%, 09/01/23	100,000	112,902

Michigan 1.5%
Royal Oak Hospital Finance Authority
Series D
Revenue Bonds
5.000%, 09/01/32	75,000	81,855

Missouri 4.8%
Health & Educational Facilities Authority of the State of Missouri
Revenue Bonds
5.000%, 02/01/26	75,000	83,103
Missouri Joint Municipal Electric Utility Commission Power Project Revenue
Series A

Issuer	Principal Amount ($)	Value ($)
Revenue Bonds
5.000%, 01/01/16	165,000	175,200
Total Missouri		258,303

Nevada 3.0%
County of Clark Highway Improvement Revenue Motor Vehicle Fuel Tax
Revenue Bonds
5.000%, 07/01/19	135,000	157,942

New Jersey 5.6%
New Jersey Economic Development Authority Revenue School Facilities Construction
Series EE
Revenue Bonds
5.000%, 09/01/23	165,000	183,916
New Jersey Transportation Trust Fund Authority Transportation System
Series B
Revenue Bonds
5.500%, 12/15/19	100,000	117,188
Total New Jersey		301,104

New Mexico 2.1%
New Mexico Finance Authority Revenue Subordinated Lien Public PJ Revolving Fund
Series C
Revenue Bonds
5.250%, 06/15/18	100,000	112,493

New York 4.3%
New York State Thruway Authority
Series H
Revenue Bonds
5.000%, 01/01/22	100,000	112,468
New York State Thruway Authority Personal Income Tax Revenue Transportation System
Series A
Revenue Bonds
5.000%, 03/15/18	100,000	114,546
Total New York		227,014

North Carolina 3.0%
Charlotte, North Carolina Airport Revenue
Series B
Revenue Bonds
5.000%, 07/01/16	150,000	162,708

Oklahoma 2.1%
Oklahoma Municipal Power Authority Supply Systems Revenue
Series A
Revenue Bonds
5.000%, 01/01/23	100,000	112,914

Pennsylvania 2.1%
Lancaster County Solid Waste Management Authority
Series A
Revenue Bonds
5.250%, 12/15/29	100,000	113,619

South Carolina 2.1%
County of Florence South Carolina
Revenue Bonds
5.000%, 11/01/32	100,000	112,561

Texas 9.6%
Harris County, Texas
Series C
Revenue Bonds
5.000%, 08/15/22	100,000	116,353
Leander Independent School District
5.250%, 08/15/17	100,000	113,845
Lower Colorado River Authority Texas Revenue
Revenue Bonds
5.000%, 05/15/22	100,000	112,872
North Texas Tollway Authority Revenue Specials Projects System
Series A
Revenue Bonds
5.000%, 09/01/30	150,000	169,728
Total Texas		512,798

Washington 8.9%
Energy Northwest
Series A
Revenue Bonds
5.000%, 07/01/22	125,000	135,766
Energy Northwest Washington Electric Revenue Columbia Station
Series A
Revenue Bonds
5.000%, 07/01/22	75,000	89,094
FYI Properties Washington Lease Revenue Washington State District Project
Revenue Bonds
5.000%, 06/01/22	100,000	112,494
Port of Seattle Washington Revenue Authority
Series A
Revenue Bonds
5.500%, 09/01/20	115,000	137,771
Total Washington		475,125

Wisconsin 2.1%
Wisconsin Health & Educational Facilities Authority Revenue Aurora Health Care Inc.
Series A
Revenue Bonds
5.250%, 04/15/24	100,000	109,857
Total Municipal Bonds (Cost $4,989,395)		5,266,471

	Shares	Value ($)
Short Term Investment 1.6%
Money Market Fund 1.6%
Dreyfus Tax Exempt Cash Management Institutional Shares 0.00%† (Cost $84,770)	84,770	84,770
Total Investments 100.2% (Cost $5,074,165)		5,351,241
Liabilities in Excess of Other Assets (0.2)%		(11,279)
Net Assets 100.0%		5,339,962

†	Represents average annualized seven-day yield as of July 31, 2014.

Fair Value Measurements

Generally accepted accounting principles (GAAP) require disclosure regarding the inputs and valuation techniques used to measure fair value and any changes in valuation inputs or techniques. In addition, investments shall be disclosed by major category.

The Fund categorizes its fair value measurements according to a three-level hierarchy that maximizes the use of observable inputs and minimizes the use of unobservable inputs by prioritizing that the most observable input be used when available. Observable inputs are those that market participants would use in pricing an investment based on market data obtained from sources independent of the reporting entity. Unobservable inputs are those that reflect the Fund’s assumptions about the information market participants would use in pricing an investment. An investment’s level within the fair value hierarchy is based on the lowest level of any input that is deemed significant to the asset or liability’s fair value measurement. The input levels are not necessarily an indication of the risk or liquidity associated with investments at that level. For example, certain U.S. government securities are generally high quality and liquid, however, they are reflected as Level 2 because the inputs used to determine fair value may not always be quoted prices in an active market.

Fair value inputs are summarized in the three broad levels listed below:

•

Level 1 — Valuations based on quoted prices for investments in active markets that the Fund has the ability to access at the measurement date    (including NAV for open-end mutual funds). Valuation adjustments are not applied to Level 1 investments.

•	Level 2 — Valuations based on other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risks, etc.).
•	Level 3 — Valuations based on significant unobservable inputs (including the Fund’s own assumptions and judgment in determining the fair value of investments).

Inputs that are used in determining fair value of an investment may include price information, credit data, volatility statistics, and other factors. These inputs can be either observable or unobservable. The availability of observable inputs can vary between investments, and is affected by various factors such as the type of investment, and the volume and level of activity for that investment or similar investments in the marketplace. The inputs will be considered by the Investment Manager, along with any other relevant factors in the calculation of an investment’s fair value. The Fund uses prices and inputs that are current as of the measurement date, which may include periods of market dislocations. During these periods, the availability of prices and inputs may be reduced for many investments. This condition could cause an investment to be reclassified between the various levels within the hierarchy.

Investments falling into the Level 3 category are primarily supported by quoted prices from brokers and dealers participating in the market for those investments. However, these may be classified as Level 3 investments due to lack of market transparency and corroboration to support these quoted prices. Additionally, valuation models may be used as the pricing source for any remaining investments classified as Level 3. These models may rely on one or more significant unobservable inputs and/or significant assumptions by the Investment Manager. Inputs used in valuations may include, but are not limited to, financial statement analysis, capital account balances, discount rates and estimated cash flows, and comparable company data.

Under the direction of the Fund’s Board of Trustees (the Board), the Investment Manager’s Valuation Committee (the Committee) is responsible for overseeing the valuation procedures approved by the Board. The Committee consists of voting and non-voting members from various groups within the Investment Manager’s organization, including operations and accounting, trading and investments, compliance, risk management and legal.

The Committee meets at least monthly to review and approve valuation matters, which may include a description of specific valuation determinations, data regarding pricing information received from approved pricing vendors and brokers and the results of Board-approved valuation control policies and procedures (the Policies). The Policies address, among other things, instances when market quotations are or are not readily available, including recommendations of third party pricing vendors and a determination of appropriate pricing methodologies; events that require specific valuation determinations and assessment of fair value techniques; securities with a potential for stale pricing, including those that are illiquid, restricted, or in default; and the effectiveness of third-party pricing vendors, including periodic reviews of vendors. The Committee meets more frequently, as needed, to discuss additional valuation matters, which may include the need to review back-testing results, review time-sensitive information or approve related valuation actions. The Committee reports to the Board, with members of the Committee meeting with the Board at each of its regularly scheduled meetings to discuss valuation matters and actions during the period, similar to those described earlier.

For investments categorized as Level 3, the Committee monitors information similar to that described above, which may include: (i) data specific to the issuer or comparable issuers, (ii) general market or specific sector news and (iii) quoted prices and specific or similar security transactions. The Committee considers this data and any changes from prior periods in order to assess the reasonableness of observable and unobservable inputs, any assumptions or internal models used to value those securities and changes in fair value. This data is also used to corroborate, when available, information received from approved pricing vendors and brokers. Various factors impact the frequency of monitoring this information (which may occur as often as daily). However, the Committee may determine that changes to inputs, assumptions and models are not required as a result of the monitoring procedures performed.

The following table is a summary of the inputs used to value the Fund’s investments as of July 31, 2014:

Valuation Inputs	Level 1	Level 2	Level 3	Total
Municipal Bonds	$—	$5,266,471	$—	$5,266,471
Money Market Fund	84,770	—	—	84,770
Total	$84,770	$5,266,471	$—	$5,351,241

See the Portfolio of Investments for all investment classifications not indicated in the table.

The Fund’s assets assigned to the Level 2 input category are generally valued using the market approach, in which a security’s value is determined through reference to prices and information from market transactions for similar or identical assets.

There were no transfers of financial assets between levels during the period.

For more information on the valuation of investments, please refer to the most recent Shareholder Report.

The cost basis of investments for federal income tax purposes at July 31, 2014 was as follows (unaudited)*:

				Net
		Gross	Gross	Unrealized
		Unrealized	Unrealized	Appreciation
Fund	Cost	Appreciation	(Depreciation)	(Depreciation)
Columbia Large Cap Growth ETF	$1,610,172	$457,254	$(13,764)	$443,490
Columbia Select Large Cap Growth ETF	11,467,176	2,038,161	(157,536)	1,880,625
Columbia Select Large Cap Value ETF	5,308,606	1,370,456	(20,931)	1,349,525
Columbia Core Bond ETF	5,777,434	202,615	(8,157)	194,458
Columbia Intermediate Municipal Bond ETF	5,074,165	288,877	(11,801)	277,076

*Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end.

For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

Item 2.    Controls and Procedures.

(a)         The registrant’s principal executive officer and principal financial officers, based on their evaluation of the registrant’s disclosure controls and procedures as of a date within 90 days of the filing of this report, have concluded that such controls and procedures are adequately designed to ensure that information required to be disclosed by the registrant in Form N-Q is accumulated and communicated to the registrant’s management, including the principal executive officer and principal financial officer, or persons performing similar functions, as appropriate to allow timely decisions regarding required disclosure.

(b)         There was no change in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.    Exhibits.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Columbia ETF Trust

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 19, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)	/s/ J. Kevin Connaughton
J. Kevin Connaughton, President and Principal Executive Officer

Date	September 19, 2014

By (Signature and Title)	/s/ Michael G. Clarke
Michael G. Clarke, Treasurer and Chief Financial Officer

Date	September 19, 2014